Segment information - Summary of Revenue and Operating Results By Segments (Detail)		12 Months Ended
	Nov. 28, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Revenues		¥ 159,239,362	$ 24,404,501	¥ 152,120,636	¥ 142,523,585
Cost of revenues		(114,164,679)	(17,496,503)	(98,132,945)	(89,609,968)
Gross profit		45,074,683	6,907,998	53,987,691	52,913,617
Operating expenses:
General and administrative expenses		(19,224,388)	(2,946,266)	(9,275,857)	(27,621,026)
Total operating expenses		(19,224,388)	(2,946,266)	(9,275,857)	(27,621,026)
Income from operations		25,850,295	3,961,732	44,711,834	25,292,591
Interest expense		(2,077,129)	(318,334)	(3,426,380)	(5,086,720)
Interest income		60,011	9,197	52,894	86,112
Change in fair value of short-term investments		(5,217)	(800)	5,217	60,931
Gain on disposal of Lianwai Kindergarten					242,971
Other income, net		9,757,124	1,495,345	5,893,432	6,816,556
Income before income tax expense		33,585,084	5,147,140	47,236,997	27,412,441
Net income		¥ 33,585,084	$ 5,147,140	¥ 47,236,997	27,412,441
Kindergarten Care Service [Member]
Segment Reporting Information [Line Items]
Revenues	¥ 4,244,816
Cost of revenues	(3,152,096)
Gross profit	1,092,720
Operating expenses:
General and administrative expenses	(370,854)
Total operating expenses	(370,854)
Income from operations	721,866
Interest expense	(5,630)
Other income, net	10,967
Income before income tax expense	727,203
Net income	¥ 727,203
Grade 1-9 Education Business [Member]
Segment Reporting Information [Line Items]
Revenues					138,278,769
Cost of revenues					(86,457,872)
Gross profit					51,820,897
Operating expenses:
General and administrative expenses					(27,250,172)
Total operating expenses					(27,250,172)
Income from operations					24,570,725
Interest expense					(5,081,090)
Interest income					86,112
Change in fair value of short-term investments					60,931
Gain on disposal of Lianwai Kindergarten					242,971
Other income, net					6,805,589
Income before income tax expense					26,685,238
Net income					¥ 26,685,238